DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2014
DEFERRED REVENUES [Abstract]
Reconciliation of Deferred Revenue
	December 31,
	2014	2013

Balance at the beginning of the year	$16,462	$15,910
Deferral of new sales	14,910	12,821
Recognition of previously deferred revenue	(13,001)	(11,986)
Foreign currency translation adjustments	(535)	(283)

Balance at the end of the year	$17,836	$16,462

Schedule of Current and Long-Term Deferred Revenues
	December 31,
	2014	2013

Total deferred revenues	$17,836	$16,462
Less - current portion	14,054	13,001

Long-term deferred revenues	$3,782	$3,461